INCOME TAXES (Tables)	9 Months Ended
Dec. 31, 2022
Income Taxes
Schedule of income taxes benefit

	For the Nine Months Ended December 31,
(In thousands)	2022	2021

Current:
Federal	$–	$–
State and local	(16)	–
Foreign	(8)	21
Total current	(24)	21

Deferred:
Federal	–	–
State and local	–	–
Foreign	2,930	444
Total deferred	2,930	444
Benefit from income taxes	$2,906	$465

Schedule of reconciliation income tax rates

	Nine Months Ended December 31,
	2022	2021
Income (loss) on ordinary activities before tax	$(1,230)	$(1,535)
Statutory U.S. income tax rate	21.0%	21.0%
Income tax benefit at statutory income tax rate	258	322
Losses recognized (unrecognized)	(282)	(322)
Income tax expense	$(24)	$–

Schedule of effective income tax rates

	Nine Months Ended December 31,
	2022	2021
Loss on ordinary activities before tax	$4,567	$2,434
Statutory U.K. income tax rate	19.0%	19.0%
Loss at statutory income tax rate	868	462

Change (increase) in deferred income tax rate	274	–
Foreign currency effect	1,788	444
Research and development credit	–	21
Losses (unrecognized)	–	(462)
Income tax benefit	$2,930	$465

Schedule of reconciliation of financial statement loss to tax basis loss

	Nine Months Ended December 31, 2022				Nine Months Ended December 31, 2021
	United States	BVI	United Kingdom	Total	United States	BVI	Foreign	Total

Pre-tax loss	$(1,230)	$(7,320)	$(4,567)	$(13,117)	$(1,535)	$(6,802)	$(2,434)	$(10,771)
Loss for which no benefit was taken	1,622	–	–	1,622	–	–	–	–
Losses not subject to tax	–	7,320	–	7,320	–	6,802	–	6,802
Utilization of losses not previously benefitted	(314)	–	–	(314)	–	–	–	–
Taxable income (loss)	$78	$–	$(4,567)	$(4,489)	$(1,535)	$–	$(2,434)	$(3,969)

Schedule of deferred tax assets and liabilities

	As of December 31,	As of March 31,
	2022	2022
Deferred tax assets:
Net operating loss	$(4,394)	$(3,253)
Deferred tax asset (unrecognized)	1,500	1,500
Deferred tax asset	(2,894)	(1,753)

Deferred tax liabilities:
In-process research and development	28,409	30,198
Deferred tax liability	28,409	30,198

Net deferred tax liability	$25,515	$28,445